SUNAMERICA INCOME FUNDS

              Supplement to the Prospectus dated November 16, 2001

The following items reflect changes to the Class B shares of the Fund:

The Maximum Deferred Sales Charge (Load), applicable to Class B shares of the Fund, as set forth on pages 10 and 11 of the Prospectus, has been changed to 4.00%.

                                    *********

References to the cost of investing in Class B shares of the Fund, as indicated in the section entitled "EXAMPLE" on page 12 of the Prospectus, should be replaced with the following:

If you redeemed your investment at the end of the periods indicated:


                                         1 Year   3 Years    5 Years    10 Years

CORE BOND FUND
    (Class B shares) ...................  $601     $921       $1,268     $2,139

U.S. GOVERNMENT SECURITIES FUND
    (Class B shares) ...................  $620     $979       $1,368     $2,331

GNMA FUND
    (Class B shares) ...................  $585     $873       $1,185     $1,964

STRATEGIC BOND FUND
    (Class B shares) ...................  $719     $976       $1,359     $2,318

HIGH YIELD BOND FUND
    (Class B shares) ...................  $613     $958       $1,329     $2,270

TAX EXEMPT INSURED FUND
    (Class B shares) ...................  $597     $909       $1,247     $2,078

If you did not redeem your shares:

                                                             1 Year   3 Years  5 Years  10 Years
CORE BOND FUND
    (Class B shares) ....................................     $201     $621    $1,068    $2,139

U.S. GOVERNMENT SECURITIES FUND
    (Class B shares) ....................................     $220     $679    $1,164    $2,331

GNMA FUND
    (Class B shares) ....................................     $185     $573    $985      $1,964

STRATEGIC BOND FUND
    (Class B shares) ....................................     $219     $676    $1,159    $2,318

HIGH YIELD BOND FUND
    (Class B shares) ....................................     $213     $656    $1,129    $2,270

TAX EXEMPT INSURED FUND
    (Class B shares) ....................................     $197     $609    $1,047    $2,078

                                    *********

Under the section "CALCULATION OF SALES CHARGES" on page 14 of the Prospectus, the third paragraph should be replaced in its entirety with the following:

         CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

            Years after purchase                  CDSC on shares being sold

            1st year or 2nd year                  4.00%
            3rd year or 4th year                  3.00%
            5th year                              2.00%
            6th year                              1.00%
            7th year or 8th year                  None

Dated: January 2, 2002


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